GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
GOING CONCERN
GOING CONCERN

NOTE 3 – GOING CONCERN

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles, which contemplate the continuation of the Company as a going concern. For the nine months ended September 30, 2025, the Company generated no revenue and reported a net loss from operations of $1,910,655. As of that date, the Company had a working capital deficit of $1,327,439 and does not currently have sufficient liquidity to fund its operations for the next twelve months without securing additional capital.

While the Company closed on the acquisition of certain aerospace assets on April 1, 2025, transactions that are expected to contribute to future revenues, there is no assurance that these assets will generate sufficient income in the next 12 months to offset operating expenses. In addition, although the Company has received financial support from its largest shareholder, Aerospace Capital Partners, LLC (“ACP”) and is working with its investment bank to raise capital, there can be no guarantee that such efforts will result in adequate funding on acceptable terms, or at all.

Management expects that the Company will continue to rely on external capital sources to meet its short-term obligations and support ongoing operations. The Company’s ability to continue as a going concern is dependent on its success in raising capital, executing its business strategy, and generating sustainable revenues from commercial activities. If the Company is unable to raise additional funds or achieve its revenue objectives in a timely manner, it may be forced to delay or curtail operations, which raises substantial doubt about its ability to continue as a going concern.

NOTE 3 – GOING CONCERN

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles, which contemplates the continuation of the Company as a going concern. The Company recorded $226 in revenue for the year ended December 31, 2024. The Company currently does not have sufficient working capital but is continuing its efforts to establish additional markets for sources of revenues to cover operating costs Until we generate material operating revenues, the Company will require additional debt or equity funding to continue its operations, however, there is no assurances that the Company will conduct such offering or that it will raise sufficient funding to continue its operations.

Brooqly is using ACP’s capital and banking connections to grow. It expects to work with new investment banking partners and add capital structures to bring in more funds. The company also anticipates its new UAV sales channels will start producing profitable revenue.

Management anticipates that the Company will be dependent, for the near future, on additional investment capital to fund operating expenses. The Company intends to position itself so that it may be able to raise additional funds through the capital markets. In light of management’s efforts, there are no assurances that the Company will be successful in this or any of its endeavors or become financially viable and continue as a going concern. If the company is unable to raise additional funds, there is substantial doubt about its ability to continue as a going concern.